FOREIGN CURRENCY FORWARD CONTRACTS	6 Months Ended
Jun. 30, 2024
Foreign Currency Forward Contracts
FOREIGN CURRENCY FORWARD CONTRACTS

13. FOREIGN CURRENCY FORWARD CONTRACTS

Our global operations require active participation in foreign exchange markets. From the beginning of 2023, the Company entered into foreign currency forward contracts to reduce the risk arising from foreign exchange rate fluctuations.

We do not utilize hedge accounting and as such value open foreign currency forward contracts at fair value with the change in unrealized gain or loss recorded in “Change in fair value of derivatives and contingent consideration” on the Company’s condensed consolidated statements of operations.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

The Company had 18 foreign currency forward contracts outstanding as of June 30, 2024, with a notional value of $15,200 and €17,500 ($18,800), respectively. All of these contracts will expire by December 31, 2024. These instruments are typically short term in duration and as such are presented within current liabilities.

Foreign currency forward contracts are marked-to-market based on the difference between the forward rate and the exchange rate as of the reporting period; thus, the Company measures the fair value of these contracts under a Level 2 input.

The foreign currency forward contract liabilities totaled $462 as of June 30, 2024. The foreign currency forward contract assets and liabilities totaled $430 and $337, respectively at December 31, 2023. These assets and liabilities are recorded within prepaid expenses and other current assets, and other liabilities, current, respectively on the condensed consolidated balance sheets. The Company recorded a loss on foreign exchange forward contracts of $552 and $1,614 for the six months ended June 30, 2024, and 2023, respectively.